Vanguard Explorer Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (96.1%)
Communication Services (3.3%)
*	Pinterest Inc. Class A	2,159,752	74,058
	New York Times Co. Class A	1,467,343	67,703
*	Live Nation Entertainment Inc.	1,394,627	65,282
	Cinemark Holdings Inc.	4,905,016	58,026
*	Bandwidth Inc. Class A	400,157	57,935
*	Take-Two Interactive Software Inc.	268,660	44,066
*	Match Group Inc.	402,260	41,312
*	Electronic Arts Inc.	202,060	28,616
*	Roku Inc.	165,364	25,613
*	IAC/InterActiveCorp	160,833	21,298
*	Cargurus Inc.	445,389	12,867
*	EverQuote Inc. Class A	229,676	12,506
*	Glu Mobile Inc.	1,291,492	12,192
*	Boingo Wireless Inc.	723,899	10,460
*	Zynga Inc. Class A	847,460	8,331
*	TechTarget Inc.	214,528	7,785
	Cable One Inc.	1,181	2,152
*	Liberty TripAdvisor Holdings Inc. Class A	599,574	1,487
*	Cardlytics Inc.	17,000	1,129
*,^	Gogo Inc.	168,856	492
			553,310
Consumer Discretionary (12.9%)
*	Etsy Inc.	1,385,740	164,044
*	Burlington Stores Inc.	736,756	138,510
*	Skechers USA Inc. Class A	3,627,273	106,207
*	MercadoLibre Inc.	80,129	90,115
	Monro Inc.	1,354,213	76,242
	Acushnet Holdings Corp.	1,963,239	74,701
	Carter's Inc.	927,699	73,028
	Hanesbrands Inc.	5,040,958	71,229
*	Deckers Outdoor Corp.	315,506	66,020
*	Skyline Champion Corp.	2,308,259	65,162
	Wingstop Inc.	407,302	63,641
*	Chewy Inc.	1,203,490	63,171
*,^	Carvana Co. Class A	383,621	59,442
*	Five Below Inc.	539,500	58,757
	Domino's Pizza Inc.	143,394	55,438
*	Sally Beauty Holdings Inc.	4,592,282	53,316
	La-Z-Boy Inc.	1,868,338	53,173
*	Ollie's Bargain Outlet Holdings Inc.	462,950	48,656
*	Under Armour Inc. Class C	4,907,146	46,569
	Levi Strauss & Co. Class A	3,730,312	45,361
*	frontdoor Inc.	931,149	39,104
	Aaron's Inc.	704,943	36,784

	Shutterstock Inc.	609,021	33,094
*	Chegg Inc.	399,276	32,329
*	Floor & Decor Holdings Inc. Class A	453,504	29,886
	Core-Mark Holding Co. Inc.	1,083,489	28,734
*	Dollar Tree Inc.	265,034	24,741
*	Farfetch Ltd. Class A	949,109	24,326
	Pool Corp.	73,296	23,213
*,^	Vroom Inc.	390,659	23,123
*	TopBuild Corp.	169,479	22,358
*,1 Houghton Mifflin Harcourt Co.		7,198,968	21,309
	Polaris Inc.	186,658	19,343
*	Murphy USA Inc.	128,290	16,987
	Rent-A-Center Inc.	577,217	16,693
*	Ulta Beauty Inc.	83,815	16,175
*	Lululemon Athletica Inc.	49,382	16,078
	Papa John's International Inc.	169,747	16,070
*	Bright Horizons Family Solutions Inc.	146,788	15,742
*	Grand Canyon Education Inc.	161,127	14,298
	Garmin Ltd.	142,943	14,093
	Service Corp. International/US	301,021	13,052
*	Fox Factory Holding Corp.	133,204	11,855
*	Planet Fitness Inc. Class A	214,242	11,183
*	RH	36,800	10,577
	Lithia Motors Inc. Class A	44,997	10,311
*	NVR Inc.	2,021	7,943
	Texas Roadhouse Inc. Class A	136,600	7,676
	PulteGroup Inc.	166,248	7,248
	H&R Block Inc.	465,111	6,744
	Kontoor Brands Inc.	319,782	6,127
*	Asbury Automotive Group Inc.	54,252	5,433
*	Stamps.com Inc.	20,851	5,427
^	PetMed Express Inc.	151,204	4,718
*	GAN Ltd.	224,914	4,352
*	Helen of Troy Ltd.	22,924	4,315
*	1-800-Flowers.com Inc. Class A	143,298	4,048
*	iRobot Corp.	54,823	3,985
	Lear Corp.	34,506	3,809
	Winnebago Industries Inc.	49,567	2,994
	Gentex Corp.	108,497	2,928
*	Malibu Boats Inc. Class A	45,661	2,684
*	Zumiez Inc.	111,605	2,578
*	Magnite Inc.	409,054	2,456
*	Perdoceo Education Corp.	152,241	2,192
	Strategic Education Inc.	17,268	2,179
*	Sportsman's Warehouse Holdings Inc.	134,845	2,170
*	Mattel Inc.	190,106	2,112
*	Sleep Number Corp.	39,959	1,858
*	GoPro Inc. Class A	326,915	1,729
	Brinker International Inc.	63,374	1,704
*	Lovesac Co.	53,255	1,692
	KB Home	46,702	1,571
	Camping World Holdings Inc. Class A	40,993	1,501
*	Gentherm Inc.	36,029	1,397
*	Waitr Holdings Inc.	255,281	1,363
*	CarParts.com Inc.	94,008	1,292
*	El Pollo Loco Holdings Inc.	52,490	1,037
*,^	Vivint Smart Home Inc.	41,682	640
	Standard Motor Products Inc.	12,146	552

* WW International Inc.	19,685	511
* Visteon Corp.	6,646	483
* Funko Inc. Class A	86,398	479
		2,126,167
Consumer Staples (2.5%)
* BJ's Wholesale Club Holdings Inc.	1,660,255	66,493
Nu Skin Enterprises Inc. Class A	1,412,345	63,344
* Nomad Foods Ltd.	2,407,962	55,528
* Performance Food Group Co.	1,787,441	50,084
Casey's General Stores Inc.	270,109	42,999
Sanderson Farms Inc.	321,439	35,839
* Monster Beverage Corp.	328,009	25,742
Calavo Growers Inc.	380,562	21,985
Coca-Cola Consolidated Inc.	57,452	13,189
^ B&G Foods Inc.	437,593	12,651
Reynolds Consumer Products Inc.	154,144	5,250
* Beyond Meat Inc.	40,269	5,070
John B Sanfilippo & Son Inc.	56,598	4,990
Medifast Inc.	19,682	3,289
* Pilgrim's Pride Corp.	181,062	2,779
* elf Beauty Inc.	151,199	2,700
* TreeHouse Foods Inc.	41,101	1,801
* Sprouts Farmers Market Inc.	60,480	1,595
* USANA Health Sciences Inc.	17,590	1,428
Tootsie Roll Industries Inc.	38,336	1,215
* Herbalife Nutrition Ltd.	14,509	744
		418,715
Energy (0.5%)
Delek US Holdings Inc.	1,788,075	31,256
Viper Energy Partners LP	1,652,764	17,090
Cabot Oil & Gas Corp.	766,109	14,326
* ChampionX Corp.	950,972	9,044
Parsley Energy Inc. Class A	497,451	5,462
* Renewable Energy Group Inc.	26,753	738
CVR Energy Inc.	30,497	586
* CONSOL Energy Inc.	91,268	535
		79,037
Financials (5.7%)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,098,984	73,527
* SVB Financial Group	312,004	69,973
Tradeweb Markets Inc. Class A	1,238,860	66,985
Assurant Inc.	562,139	60,413
MarketAxess Holdings Inc.	114,440	59,131
Voya Financial Inc.	1,190,033	58,788
Nasdaq Inc.	425,249	55,839
Synovus Financial Corp.	2,315,875	46,665
Sterling Bancorp	4,056,526	45,636
RenaissanceRe Holdings Ltd.	252,400	45,528
Assured Guaranty Ltd.	1,948,127	42,528
LPL Financial Holdings Inc.	521,227	41,187
* Palomar Holdings Inc.	366,805	33,504
* PRA Group Inc.	835,880	33,067
* Green Dot Corp. Class A	619,221	31,388
* Encore Capital Group Inc.	671,874	24,544
FirstCash Inc.	414,088	23,868
WisdomTree Investments Inc.	5,210,024	18,756
Primerica Inc.	156,696	18,750

	MSCI Inc. Class A	44,296	16,654
	Piper Sandler Cos.	245,722	15,213
	Bank OZK	560,817	13,488
	Walker & Dunlop Inc.	170,494	8,595
	Erie Indemnity Co. Class A	25,501	5,358
*	Enova International Inc.	304,985	4,907
*	eHealth Inc.	62,978	4,354
	Lazard Ltd. Class A	116,819	3,425
	Universal Insurance Holdings Inc.	184,462	3,230
	Prosperity Bancshares Inc.	55,190	3,066
	Bank of NT Butterfield & Son Ltd.	108,884	2,834
	Artisan Partners Asset Management Inc. Class A	60,138	2,179
	FactSet Research Systems Inc.	4,701	1,628
	Virtus Investment Partners Inc.	11,539	1,568
	First Financial Bankshares Inc.	46,159	1,381
	Evercore Inc. Class A	20,457	1,131
	Virtu Financial Inc. Class A	39,830	988
	PennyMac Financial Services Inc.	12,454	601
	Cohen & Steers Inc.	6,828	413
			941,090
Health Care (23.8%)
*	ICON plc	940,871	174,494
*	Insulet Corp.	736,577	149,790
*	Penumbra Inc.	503,515	111,735
*	Hologic Inc.	1,517,991	105,925
*	Mettler-Toledo International Inc.	89,150	83,355
*	Amedisys Inc.	354,483	83,006
*	Quidel Corp.	290,354	82,016
*	ABIOMED Inc.	265,452	79,620
*,1 BioTelemetry Inc.		1,863,781	79,323
*	Molina Healthcare Inc.	429,361	79,303
	Encompass Health Corp.	1,141,903	77,741
	Hill-Rom Holdings Inc.	747,910	72,712
*	LHC Group Inc.	355,086	69,281
*	Haemonetics Corp.	783,925	68,719
*	Catalent Inc.	775,269	67,712
	STERIS plc	415,260	66,288
*	Globus Medical Inc.	1,367,667	65,894
*	Acadia Healthcare Co. Inc.	2,170,193	64,693
*	IDEXX Laboratories Inc.	156,302	62,169
*	DexCom Inc.	139,406	60,717
*	Omnicell Inc.	855,675	60,145
*	Repligen Corp.	342,507	51,688
*	Syneos Health Inc.	821,675	51,264
*	Varian Medical Systems Inc.	349,592	49,894
*	Merit Medical Systems Inc.	1,110,134	49,645
*	Neurocrine Biosciences Inc.	408,160	49,126
*	Exact Sciences Corp.	512,724	48,581
	Bio-Techne Corp.	167,777	46,166
*	Ultragenyx Pharmaceutical Inc.	575,962	45,017
*	Integra LifeSciences Holdings Corp.	915,663	43,723
*	PRA Health Sciences Inc.	409,170	43,601
*	Avanos Medical Inc.	1,388,472	42,584
*	MEDNAX Inc.	2,096,383	41,886
	ResMed Inc.	195,266	39,543
*	Biohaven Pharmaceutical Holding Co. Ltd.	611,016	39,129
*,^	Ligand Pharmaceuticals Inc.	313,950	36,789

*	HealthEquity Inc.	677,412	34,927
*	BioMarin Pharmaceutical Inc.	282,152	33,805
*	Tandem Diabetes Care Inc.	322,573	33,696
*	Kodiak Sciences Inc.	712,309	33,001
*	ImmunoGen Inc.	7,985,350	32,820
*	Immunomedics Inc.	723,950	30,572
*	CRISPR Therapeutics AG	349,335	29,854
*	Ascendis Pharma A/S ADR	213,450	29,373
*	PPD Inc.	997,120	29,285
*	Y-mAbs Therapeutics Inc.	790,078	27,755
*	Akebia Therapeutics Inc.	2,484,508	27,752
*	Sarepta Therapeutics Inc.	180,450	27,703
*	Dicerna Pharmaceuticals Inc.	1,253,706	26,955
*	Pacira BioSciences Inc.	511,179	26,893
*	Turning Point Therapeutics Inc.	451,596	26,748
*	Constellation Pharmaceuticals Inc.	994,394	26,739
*	Arena Pharmaceuticals Inc.	412,059	25,296
*	HMS Holdings Corp.	777,746	25,277
	Cooper Cos. Inc.	88,562	25,057
*	ChemoCentryx Inc.	468,898	24,716
	Chemed Corp.	48,577	23,909
	Cerner Corp.	319,401	22,182
*	Novocure Ltd.	289,409	21,934
*	Deciphera Pharmaceuticals Inc.	471,004	21,840
*	Apellis Pharmaceuticals Inc.	839,571	21,736
*	Horizon Therapeutics plc	354,988	21,722
*	Theravance Biopharma Inc.	1,108,584	21,529
*	Illumina Inc.	56,178	21,469
*	Medpace Holdings Inc.	177,846	21,226
*	Avantor Inc.	941,413	20,786
*	Agios Pharmaceuticals Inc.	455,365	20,637
*	Revance Therapeutics Inc.	873,341	20,506
*	Neogen Corp.	262,770	20,173
*	Heron Therapeutics Inc.	1,237,387	20,157
*	AMN Healthcare Services Inc.	366,727	20,148
*	Charles River Laboratories International Inc.	98,688	19,638
*	Teladoc Health Inc.	77,990	18,533
	Bruker Corp.	400,004	17,848
*	Veeva Systems Inc. Class A	66,959	17,715
*	Axogen Inc.	1,473,804	16,757
*	STAAR Surgical Co.	279,869	16,286
*	NuVasive Inc.	280,527	16,029
*	Exelixis Inc.	686,372	15,848
*	Intuitive Surgical Inc.	22,199	15,216
*	Align Technology Inc.	51,647	15,175
*	Alnylam Pharmaceuticals Inc.	98,903	14,416
*,^	Viking Therapeutics Inc.	2,029,824	14,249
*	Natera Inc.	287,010	13,782
*	Tricida Inc.	1,011,221	13,530
*	MacroGenics Inc.	497,154	12,628
*	Tenet Healthcare Corp.	451,354	11,934
*	Halozyme Therapeutics Inc.	432,814	11,768
*	Nevro Corp.	86,838	11,546
*	Integer Holdings Corp.	174,381	11,469
*	Ironwood Pharmaceuticals Inc. Class A	1,191,913	10,930
	PerkinElmer Inc.	90,223	10,728
*	Ionis Pharmaceuticals Inc.	185,258	10,663
*,^	Schrodinger Inc.	146,625	10,613

*	Cytokinetics Inc.	445,653	9,635
*	Iovance Biotherapeutics Inc.	330,370	9,604
*	Puma Biotechnology Inc.	921,370	9,499
*,^	Esperion Therapeutics Inc.	251,311	9,457
*	Masimo Corp.	41,984	9,242
*	Enanta Pharmaceuticals Inc.	197,931	9,075
*,^	Novavax Inc.	59,768	8,553
*,^	Inovio Pharmaceuticals Inc.	361,812	7,034
*	Arrowhead Pharmaceuticals Inc.	141,623	6,100
*	Alkermes plc	327,679	5,901
*	Vanda Pharmaceuticals Inc.	571,818	5,764
*,^	DBV Technologies SA ADR	1,396,307	5,739
*	Veracyte Inc.	160,469	5,724
*	Acceleron Pharma Inc.	57,714	5,723
*	Inovalon Holdings Inc. Class A	239,263	5,630
*	Select Medical Holdings Corp.	287,718	5,478
*,^	VBI Vaccines Inc.	1,277,784	5,201
*	Bluebird Bio Inc.	85,092	5,165
*	Voyager Therapeutics Inc.	423,207	4,685
*	Corcept Therapeutics Inc.	272,139	4,068
	Ensign Group Inc.	87,325	4,016
*	BioCryst Pharmaceuticals Inc.	976,071	3,973
*	GenMark Diagnostics Inc.	217,280	3,881
	West Pharmaceutical Services Inc.	13,983	3,760
*	ACADIA Pharmaceuticals Inc.	87,601	3,642
*	Pennant Group Inc.	132,282	3,315
*	Eidos Therapeutics Inc.	78,871	3,163
*	Retrophin Inc.	152,131	3,024
*	Karyopharm Therapeutics Inc.	187,732	3,013
	Luminex Corp.	79,592	2,897
*	Minerva Neurosciences Inc.	784,648	2,734
	US Physical Therapy Inc.	31,926	2,652
*	OraSure Technologies Inc.	142,102	2,579
*	Meridian Bioscience Inc.	104,796	2,566
*	Lantheus Holdings Inc.	187,011	2,521
*	MyoKardia Inc.	27,886	2,513
	LeMaitre Vascular Inc.	84,003	2,464
*	Momenta Pharmaceuticals Inc.	82,981	2,447
*,^	Chembio Diagnostics Inc.	437,956	2,422
*	Precision BioSciences Inc.	365,573	2,325
*	Spectrum Pharmaceuticals Inc.	773,904	2,314
*	Silk Road Medical Inc.	47,078	2,187
*	Arcturus Therapeutics Holdings Inc.	40,193	2,099
*,^	Co-Diagnostics Inc.	83,000	1,992
*	Translate Bio Inc.	129,604	1,969
*	Editas Medicine Inc.	66,463	1,951
*	Allogene Therapeutics Inc.	50,872	1,865
*,^	Zynex Inc.	96,441	1,844
*	Fluidigm Corp.	252,780	1,780
*	ICU Medical Inc.	9,554	1,755
*	Blueprint Medicines Corp.	23,166	1,695
*	Amphastar Pharmaceuticals Inc.	77,004	1,542
*	Allscripts Healthcare Solutions Inc.	167,460	1,507
*	CareDx Inc.	45,030	1,502
*	Progyny Inc.	55,987	1,491
*	CytomX Therapeutics Inc.	211,869	1,485
*	Innoviva Inc.	107,580	1,457
*	Providence Service Corp.	17,899	1,450

*	Arvinas Inc.	45,181	1,423
*	Ovid therapeutics Inc.	213,892	1,380
*	Karuna Therapeutics Inc.	16,539	1,353
*	Surgery Partners Inc.	86,031	1,314
*	Xencor Inc.	42,235	1,271
*	Bioxcel Therapeutics Inc.	27,233	1,235
*	Selecta Biosciences Inc.	513,164	1,221
*,^	Vaxart Inc.	126,018	1,183
*	Adverum Biotechnologies Inc	70,057	1,175
*	Pacific Biosciences of California Inc.	308,484	1,151
*,^	Cassava Sciences Inc.	361,773	1,147
*	Zogenix Inc.	47,690	1,135
*	Evolent Health Inc. Class A	94,300	1,099
*	Fulgent Genetics Inc.	41,235	1,087
*	Rocket Pharmaceuticals Inc.	45,757	1,077
*	Endo International plc	301,077	1,048
*,^	Accelerate Diagnostics Inc.	71,981	1,046
*	Kala Pharmaceuticals Inc.	118,225	1,034
*	Immunovant Inc.	45,732	1,034
*	FibroGen Inc.	25,369	1,027
*	Kiniksa Pharmaceuticals Ltd. Class A	51,686	1,009
*	NextCure Inc.	108,667	969
*	Retractable Technologies Inc.	76,472	915
*	Denali Therapeutics Inc.	38,989	913
*	Molecular Templates Inc.	78,163	857
*	Myriad Genetics Inc.	69,670	841
*	Assertio Holdings Inc.	879,479	792
*	Magellan Health Inc.	10,631	789
*	MannKind Corp.	454,148	708
*	Supernus Pharmaceuticals Inc.	31,445	700
*	Ocular Therapeutix Inc.	79,746	625
*	Protagonist Therapeutics Inc.	39,674	624
*	Agenus Inc.	195,257	594
*	Radius Health Inc.	46,932	589
*	Vapotherm Inc.	10,372	542
*	NanoString Technologies Inc.	14,343	518
*	Krystal Biotech Inc.	12,226	505
*	Phathom Pharmaceuticals Inc.	15,061	501
*	Castle Biosciences Inc.	12,827	497
*,^	Acorda Therapeutics Inc.	775,332	488
*	BioLife Solutions Inc.	23,810	460
*	Syndax Pharmaceuticals Inc.	32,099	453
*	Affimed NV	126,434	446
*	Cue Biopharma Inc.	23,438	443
*	ZIOPHARM Oncology Inc.	148,255	440
*	Amneal Pharmaceuticals Inc.	100,443	435
*	Natus Medical Inc.	23,237	432
*	Provention Bio Inc.	41,297	429
*	AVEO Pharmaceuticals Inc.	92,619	395
*	Athenex Inc.	36,558	388
*	Dynavax Technologies Corp.	42,756	349
			3,939,908
Industrials (16.9%)
*	TriNet Group Inc.	2,266,801	149,609
*	Trex Co. Inc.	971,679	135,384
*	Clean Harbors Inc.	1,663,843	99,165
	John Bean Technologies Corp.	1,045,380	98,015

	Fortune Brands Home & Security Inc.	1,125,076	86,068
*	Copart Inc.	909,860	84,844
*	Chart Industries Inc.	1,116,908	76,542
	Kennametal Inc.	2,666,640	71,893
*	Kirby Corp.	1,545,102	71,446
*	SPX FLOW Inc.	1,781,417	71,399
	Advanced Drainage Systems Inc.	1,454,337	71,263
	Rexnord Corp.	2,383,097	69,038
	BWX Technologies Inc.	1,205,936	65,748
	Woodward Inc.	800,256	59,971
	EnerSys	890,982	59,927
*	Ingersoll Rand Inc.	1,890,008	59,705
	Enerpac Tool Group Corp. Class A	2,954,892	55,847
	Ritchie Bros Auctioneers Inc.	1,167,302	54,023
	IDEX Corp.	319,850	52,718
	TransUnion	574,622	51,469
	ABM Industries Inc.	1,427,954	51,264
*	Generac Holdings Inc.	319,200	50,300
*	Sensata Technologies Holding plc	1,300,109	49,378
*	Masonite International Corp.	557,454	47,021
	GATX Corp.	738,559	45,045
*	Middleby Corp.	534,972	44,435
	Verisk Analytics Inc. Class A	232,869	43,945
*	United Rentals Inc.	268,320	41,689
*	AerCap Holdings NV	1,546,632	41,651
	Watts Water Technologies Inc. Class A	467,442	39,214
*	SiteOne Landscape Supply Inc.	297,308	38,064
	Rush Enterprises Inc. Class A	798,783	38,006
*	Teledyne Technologies Inc.	111,590	34,225
*	XPO Logistics Inc.	433,725	32,538
	Tennant Co.	485,897	32,370
*	Kratos Defense & Security Solutions Inc.	1,769,617	31,871
*	CoStar Group Inc.	35,791	30,414
*	Proto Labs Inc.	245,101	29,442
*,^	Cimpress plc	284,080	28,408
*	Kornit Digital Ltd.	527,804	28,285
*	RBC Bearings Inc.	229,861	28,140
*	Mercury Systems Inc.	346,585	26,836
*	Axon Enterprise Inc.	307,967	25,601
	CH Robinson Worldwide Inc.	250,739	23,499
	Matson Inc.	625,699	22,788
	HEICO Corp. Class A	264,581	20,254
	IHS Markit Ltd.	243,741	19,677
	Rockwell Automation Inc.	88,799	19,371
	Landstar System Inc.	144,043	17,542
	Forward Air Corp.	334,499	17,391
	JB Hunt Transport Services Inc.	116,434	15,067
	Heartland Express Inc.	689,870	13,994
*	Aerojet Rocketdyne Holdings Inc.	303,690	12,527
*	Atkore International Group Inc.	422,125	11,258
	Tetra Tech Inc.	120,736	10,703
*	AZEK Co. Inc.	291,048	10,041
*	GMS Inc.	415,465	9,734
	EMCOR Group Inc.	139,968	9,588
	UFP Industries Inc.	152,082	8,854
*	MRC Global Inc.	1,461,260	8,694
*	Builders FirstSource Inc.	361,490	8,564
	Albany International Corp. Class A	177,512	8,535

	Simpson Manufacturing Co. Inc.	87,777	8,476
	Huntington Ingalls Industries Inc.	45,196	7,851
	Exponent Inc.	86,551	7,275
	Allison Transmission Holdings Inc.	187,652	7,011
*	MasTec Inc.	174,033	6,923
*	AeroVironment Inc.	86,491	6,621
	MSA Safety Inc.	55,744	6,607
*	HD Supply Holdings Inc.	183,636	6,446
	Terex Corp.	335,727	6,328
	Allegion plc	59,809	5,949
*	FTI Consulting Inc.	36,626	4,375
	Armstrong World Industries Inc.	56,326	4,013
*,^	Alpha Pro Tech Ltd.	180,810	3,936
	Barrett Business Services Inc.	69,955	3,685
*	American Woodmark Corp.	45,560	3,673
	Acuity Brands Inc.	35,085	3,477
*	TrueBlue Inc.	216,816	3,345
	Robert Half International Inc.	61,436	3,125
	Hubbell Inc. Class B	20,831	2,812
*	Foundation Building Materials Inc.	201,544	2,767
	Nordson Corp.	13,847	2,681
	CoreLogic Inc.	33,808	2,304
*	Herc Holdings Inc.	60,495	2,029
	Applied Industrial Technologies Inc.	29,577	1,867
*	SPX Corp.	36,767	1,544
	Steelcase Inc. Class A	126,464	1,357
	AAON Inc.	17,962	1,064
*	Vicor Corp.	11,759	958
	Covanta Holding Corp.	84,874	835
*	WillScot Mobile Mini Holdings Corp. Class A	54,142	815
	Kaman Corp.	18,592	734
	Franklin Electric Co. Inc.	13,300	719
*	Ameresco Inc. Class A	25,333	701
	Argan Inc.	15,021	644
*	Atlas Air Worldwide Holdings Inc.	10,912	568
*	Air Transport Services Group Inc.	21,507	524
	ESCO Technologies Inc.	6,001	516
			2,794,852
Information Technology (25.3%)
*	DocuSign Inc. Class A	843,262	182,844
*	Five9 Inc.	1,373,531	165,950
*	Wix.com Ltd.	488,652	141,944
*	SVMK Inc.	5,476,691	131,331
*	Fortinet Inc.	932,468	128,960
*	HubSpot Inc.	429,053	100,660
*	Inphi Corp.	752,564	98,330
	Power Integrations Inc.	692,889	84,553
*	Mimecast Ltd.	1,747,300	82,001
	Teradyne Inc.	893,522	79,488
*	First Solar Inc.	1,315,196	78,320
*	New Relic Inc.	1,061,584	75,277
*	Ciena Corp.	1,222,795	72,769
*	Tower Semiconductor Ltd.	3,352,578	72,080
*	Cadence Design Systems Inc.	650,884	71,109
	MKS Instruments Inc.	546,096	69,594
	Monolithic Power Systems Inc.	245,870	65,158
*,1 Cardtronics plc Class A		2,886,983	64,466

*	GoDaddy Inc. Class A	917,192	64,460
*	ON Semiconductor Corp.	2,957,070	60,916
	Science Applications International Corp.	759,235	60,724
*	Manhattan Associates Inc.	630,680	60,413
*	Cloudera Inc.	5,136,118	57,884
	Entegris Inc.	803,584	57,786
*	Proofpoint Inc.	494,113	57,154
*	2U Inc.	1,169,550	55,080
*	Trade Desk Inc. Class A	118,922	53,672
*	Arrow Electronics Inc.	746,484	53,463
*	Cornerstone OnDemand Inc.	1,416,209	50,290
*	RealPage Inc.	786,028	49,528
*	SolarWinds Corp.	2,669,240	49,007
	LogMeIn Inc.	568,714	48,801
*	IPG Photonics Corp.	269,031	48,159
*,^	SunPower Corp.	5,085,391	47,447
	Jack Henry & Associates Inc.	262,944	46,883
*	Slack Technologies Inc. Class A	1,522,783	44,998
*	J2 Global Inc.	782,973	44,410
*	RingCentral Inc. Class A	139,540	40,504
*	Envestnet Inc.	496,090	40,283
*	Pluralsight Inc. Class A	1,900,212	40,227
	MAXIMUS Inc.	532,351	39,506
*	Semtech Corp.	637,443	35,525
*	Fair Isaac Corp.	74,116	32,551
	Microchip Technology Inc.	318,495	32,400
*	Nuance Communications Inc.	1,108,911	30,329
*	Tyler Technologies Inc.	82,909	29,619
*	Dynatrace Inc.	706,210	29,541
*	Trimble Inc.	651,768	29,010
	Booz Allen Hamilton Holding Corp. Class A	338,869	27,706
*	Smartsheet Inc. Class A	562,280	26,843
	Cognex Corp.	399,591	26,721
*	FireEye Inc.	1,758,833	26,558
*	Q2 Holdings Inc.	270,925	25,480
	Belden Inc.	806,333	25,480
*	Gartner Inc.	195,060	24,312
*	Silicon Laboratories Inc.	241,845	24,308
*	PTC Inc.	282,704	24,188
*	Fastly Inc. Class A	232,381	22,422
*	Qualys Inc.	181,098	22,362
*	ANSYS Inc.	70,222	21,811
*	Black Knight Inc.	285,602	21,397
*	Workiva Inc. Class A	373,758	20,893
*	Anaplan Inc.	449,576	20,415
*	Enphase Energy Inc.	336,353	20,302
*	Lattice Semiconductor Corp.	652,473	20,285
*	Zscaler Inc.	153,729	19,962
*	Synaptics Inc.	244,540	19,568
*	Palo Alto Networks Inc.	74,754	19,131
*	Guidewire Software Inc.	161,286	18,977
*	Aspen Technology Inc.	191,187	18,595
*	WEX Inc.	116,435	18,440
*	EPAM Systems Inc.	62,786	18,213
*	ChannelAdvisor Corp.	885,524	18,038
	FLIR Systems Inc.	421,790	17,572
*	CyberArk Software Ltd.	149,053	17,564
*	Atlassian Corp. plc Class A	90,995	16,074

*	Coupa Software Inc.	51,647	15,827
	SS&C Technologies Holdings Inc.	272,687	15,680
*	PROS Holdings Inc.	454,160	14,819
*	Zendesk Inc.	157,142	14,323
*	Rapid7 Inc.	238,758	14,223
	Jabil Inc.	400,288	13,954
*	Paylocity Holding Corp.	103,313	13,761
	National Instruments Corp.	371,049	13,172
*	Euronet Worldwide Inc.	131,532	12,645
*	Everbridge Inc.	85,132	12,157
*	Zebra Technologies Corp.	41,004	11,512
	TTEC Holdings Inc.	221,177	10,497
*	Paycom Software Inc.	35,205	10,011
	CDW Corp.	85,552	9,945
*	8x8 Inc.	614,332	9,768
*	Alteryx Inc. Class A	54,274	9,525
*	Diodes Inc.	179,768	9,249
*	Domo Inc.	283,825	9,133
*	Teradata Corp.	428,354	8,995
*	A10 Networks Inc.	1,037,679	8,384
	Switch Inc.	443,546	7,979
*	SPS Commerce Inc.	106,036	7,971
*	Box Inc.	431,219	7,740
*	Unisys Corp.	622,324	7,399
*	Lumentum Holdings Inc.	77,496	7,194
*	Cirrus Logic Inc.	100,866	6,912
*	SMART Global Holdings Inc.	235,354	6,564
*	NCR Corp.	351,368	6,476
	CSG Systems International Inc.	149,331	6,291
*	Okta Inc.	24,989	5,522
*	NeoPhotonics Corp.	536,066	4,884
*	Model N Inc.	119,565	4,598
*	Digital Turbine Inc.	300,090	4,165
*	Ceridian HCM Holding Inc.	52,357	4,099
*	Insight Enterprises Inc.	81,074	4,041
*	eGain Corp.	387,493	3,840
*	Calix Inc.	179,584	3,683
*	SolarEdge Technologies Inc.	20,685	3,622
*	Elastic NV	36,477	3,509
*	MACOM Technology Solutions Holdings Inc.	79,350	3,353
	Perspecta Inc.	149,899	3,208
	Xperi Holding Corp	166,678	3,074
*	ePlus Inc.	40,614	3,027
*	Shopify Inc. Class A	2,866	2,935
*	Avid Technology Inc.	355,035	2,922
*	Fabrinet	40,215	2,921
*	Altair Engineering Inc. Class A	71,290	2,873
	Hackett Group Inc.	201,447	2,778
*	Viavi Solutions Inc.	194,342	2,688
	Plantronics Inc.	131,154	2,622
*	Diebold Nixdorf Inc.	375,154	2,615
*	Amkor Technology Inc.	191,232	2,600
*,^	Veritone Inc.	204,552	2,316
*	FormFactor Inc.	74,156	2,139
*,^	GTT Communications Inc.	332,441	2,094
*	Paysign Inc.	196,700	1,837
	CDK Global Inc.	38,909	1,769
*	Brightcove Inc.	162,060	1,715

*	Sailpoint Technologies Holdings Inc.	54,218	1,708
*	Ambarella Inc.	34,776	1,575
*	Ichor Holdings Ltd.	44,079	1,447
*	Zuora Inc. Class A	117,052	1,362
*	Infinera Corp.	156,988	1,239
*	SiTime Corp.	23,118	1,229
*	MicroStrategy Inc. Class A	9,797	1,214
*	PagerDuty Inc.	35,857	1,093
*	Sprout Social Inc. Class A	36,608	1,058
*	Perficient Inc.	24,714	969
*	Ultra Clean Holdings Inc.	31,951	961
	InterDigital Inc.	14,118	847
*	Virtusa Corp.	19,244	781
	Ubiquiti Inc.	3,888	720
*	Avaya Holdings Corp.	53,343	675
*	Axcelis Technologies Inc.	22,276	655
*	CEVA Inc.	13,803	555
*	CyberOptics Corp.	13,732	540
*	OSI Systems Inc.	7,372	523
*,^	Akoustis Technologies Inc.	61,118	485
*	Endurance International Group Holdings Inc.	80,039	460
			4,172,672
Materials (1.8%)
	Louisiana-Pacific Corp.	2,203,586	69,788
	Smurfit Kappa Group plc	1,917,978	63,267
*	Summit Materials Inc. Class A	1,900,331	27,973
	Methanex Corp.	1,148,603	21,249
	Royal Gold Inc.	126,137	17,650
	Scotts Miracle -Gro Co.	96,491	15,301
	Balchem Corp.	147,694	14,808
*	Element Solutions Inc.	1,338,313	14,534
	Boise Cascade Co.	263,927	12,296
	Graphic Packaging Holding Co.	838,296	11,686
	Avery Dennison Corp.	99,566	11,285
	Sealed Air Corp.	193,622	6,908
	Carpenter Technology Corp.	210,753	4,712
*	Novagold Resources Inc.	492,976	4,496
	Verso Corp.	289,866	3,539
	Silgan Holdings Inc.	42,479	1,625
	NewMarket Corp.	2,754	1,032
*	Axalta Coating Systems Ltd.	46,119	1,024
			303,173
Other (0.8%)
^,2 Vanguard Small-Cap ETF		894,406	136,325

Real Estate (2.5%)
	SBA Communications Corp. Class A	286,046	89,115
	PS Business Parks Inc.	494,121	68,164
	Life Storage Inc.	613,138	60,167
	JBG SMITH Properties	1,521,422	44,136
	Jones Lang LaSalle Inc.	269,300	26,636
	CoreSite Realty Corp.	206,150	26,604
	Americold Realty Trust	502,960	20,294
	Xenia Hotels & Resorts Inc.	2,529,999	20,139
	American Homes 4 Rent Class A	557,610	16,171
	GEO Group Inc.	857,604	9,116
	National Health Investors Inc.	119,053	7,381

	Omega Healthcare Investors Inc.			193,643	6,270
	Uniti Group Inc.			560,756	5,551
	Iron Mountain Inc.			145,248	4,095
	Innovative Industrial Properties Inc.			29,281	3,052
	RMR Group Inc. Class A			64,317	1,850
	Terreno Realty Corp.			25,253	1,534
	Alexander's Inc.			5,781	1,456
	American Finance Trust Inc.			171,700	1,254
	Four Corners Property Trust Inc.			31,530	795
*	Redfin Corp.			12,383	516
					414,296
Utilities (0.1%)
	NRG Energy Inc.			350,556	11,852
	American States Water Co.			74,655	5,739
	Ormat Technologies Inc.			28,693	1,707
	Clearway Energy Inc.			53,195	1,305
*	Brookfield Infrastructure Corp. Class A			13,083	599
					21,202
Total Common Stocks (Cost $11,626,042)					15,900,747
		Coupon
Temporary Cash Investments (5.0%)
Money Market Fund (3.9%)
3,4 Vanguard Market Liquidity Fund		0.194%		6,522,553	652,255

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (0.9%)
Deutsche Bank Securities, Inc.
Dated 7/31/20, Repurchased value
$144,501,000, collateralized by U.S.
Treasury Bill/Note, 0.000%-0.375%,
11/10/20-4/30/25, with a value of
$147,390,000)
		0.090%	8/3/20	144,500	144,500

U.S. Government and Agency Obligations (0.2%)
5	United States Cash Management Bill	0.210%	9/15/20	2,700	2,700
5	United States Cash Management Bill	0.116%	9/29/20	6,000	5,999
5	United States Cash Management Bill	0.165%	11/3/20	1,670	1,669
5	United States Cash Management Bill	0.146%	12/15/20	800	800
5	United States Treasury Bill	0.087%	9/24/20	9,000	8,999
5	United States Treasury Bill	0.109%	12/31/20	10,300	10,295
					30,462
Total Temporary Cash Investments (Cost $827,060)					827,217
Total Investments (101.1%) (Cost $12,453,102)					16,727,964
Other Assets and Liabilities -Net (-1.1%)					(187,933)
Net Assets (100%)					16,540,031
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $172,024,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $182,045,000 was received for securities on loan.
5 Securities with a value of $29,057,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2020	4,858	358,958	5,274

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers.
The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the co ntracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties.
Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31,
2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	15,900,747	—	—	15,900,747
Temporary Cash Investments	652,255	174,962	—	827,217
Total	16,553,002	174,962	—	16,727,964
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	3,184	—	—	3,184
1 Represents variation margin on the last day of the reporting period.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the co mpany or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions

	Oct. 31,		Proceeds					July 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

BioTelemetry Inc.
	NA1	18,723	1,958	(1,122)	6,645	—	—	79,323
Cardtronics plc Class
A	110,834	10,741	26,156	(3,031)	(27,922)	—	—	64,466

Endologix Inc.	2,587	—	238	(25,109)	22,760	—	—	NA2

Houghton Mifflin
Harcourt Co.
	45,222	1,255	—	—	(25,168)	—	—	21,309

Vanguard Market
Liquidity Fund
	786,814	NA3	NA3	60	100	66	—	652,255
Vanguard Small-Cap
ETF	147,939	300,122	288,431	(33,040)	9,735	1,740	—	136,325

Total
	1,093,396			(62,242)	(13,850)	1,806	—	953,679

1 Not applicable —at October 31, 2019, the issuer was not an affiliated company of the fund.
2 Not applicable —at July 31, 2020, the issuer was not an affiliated company of the fund, but it was affiliated during the period.
3 Not applicable —purchases and sales are for temporary cash investment purposes.